SmartETFs Asia Pacific Dividend Builder ETF

Schedule of Investments

at September 30, 2022 (Unaudited)

Shares	Common Stocks: 97.9%	Value ($)
	Australia: 10.2%
6,881	Corporate Travel Management Ltd.	$73,680
3,007	JB Hi-Fi Ltd.	73,013
36,910	Metcash Ltd.	91,369
3,853	Sonic Healthcare Ltd.	75,367
		313,429
	China: 31.5%
156,000	China Construction Bank Corp. - H Shares	90,225
67,000	China Medical System Holdings	79,976
14,000	China Merchants Bank Co., Ltd. - H Shares	65,098
41,500	China Overseas Land & Investment Ltd.	108,116
20,000	China Resources Gas Group Ltd.	63,569
17,700	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	81,765
178,000	Industrial and Commercial Bank of China Ltd. - H Shares	83,448
1,016	NetEase Inc. - ADR	76,810
15,500	Ping An Insurance Group Company of China Ltd. - H Shares	77,404
8,400	Shenzhou International	65,651
40,900	Suofeiya Home Collection - A Shares	96,187
11,994	Zhejiang Supor Cookware - A Shares	77,498
		965,747
	Hong Kong: 6.6%
34,500	BOC Hong Kong Holdings Ltd.	114,931
12,224	Link REIT/The	85,493
		200,424

	India: 3.1%
7,630	Tech Mahindra LTD	94,550

	Malaysia: 3.4%
114,700	Public Bank Bhd	104,632

	Singapore: 10.2%
52,354	Capland Ascendas - REIT	98,055
74,200	CapitaLand Mall Trust - REIT	99,192
4,986	DBS Group Holdings Ltd.	115,915
		313,162
	South Korea: 4.5%
11,328	Hanon Systems	65,357
13,332	Korean Reinsurance Co	72,574
		137,931

Shares	Common Stocks: 97.9%	Value ($)
	Taiwan: 18.5%
18,000	Catcher Technology Co., Ltd.	$97,568
19,000	Elite Material Co., Ltd.	95,525
29,517	Hon Hai Precision Industry Co., Ltd.	94,606
1,400	Largan Precision Co., Ltd.	73,686
8,000	Nien Made Enterprise Co., Ltd.	63,223
10,500	Novatek Microelectronics Corp.	72,257
991	Taiwan Semiconductor Manufacturing Co., Ltd.	67,943
		564,808

	Thailand: 3.3%
41,300	Tisco Financial Group PCL/Foreign	101,217

	United States: 6.6%
1,885	Aflac Inc.	105,937
846	QUALCOMM Inc.	95,581
		201,518

	Total Common Stocks (Cost $3,005,699)	2,997,418

	Total Investments (Cost $3,005,699): 97.9%	2,997,418
	Other Assets in Excess of Liabilities - 2.1%	65,325
	Net Assets: 100.0%	$3,062,743

ADR - American Depository Receipt

PCL - Public Company Limited

REIT - Real Estate Investment Trust